Pension obligations	12 Months Ended
Dec. 31, 2024
Pension Obligations [Abstract]
Pension obligations [Text Block]

24. Pension obligations

Hudbay maintains non-contributory and contributory defined benefit pension plans for certain of its employees.

The Company uses a December 31 measurement date for all of its plans. For Hudbay's significant plans, the most recent actuarial valuations filed for funding purposes were performed during 2024 using the latest data available as at December 31, 2023. For these plans, the next actuarial valuation required for funding purposes will be performed during 2025 using the data as of December 31, 2024.

During 2023, an annuity purchase transaction was entered into in which the defined benefit obligations associated with certain defined benefit plan members were assumed by a third-party insurer in exchange for a lump sum payment of $34.9 million from plan assets.

Movements in the present value of the defined benefit obligation in the current and previous years were as follows:

	Year ended
	Dec. 31, 2024	Dec. 31, 2023
Opening defined benefit obligation:	$115.3	$145.1
Current service costs	4.7	5.2
Past service cost (note 7d)	2.7	0.1
Loss on settlements	-	0.2
Interest cost	4.8	6.3
Benefits paid from plan	(10.1)	(13.7)
Benefits paid from employer	(1.3)	(1.1)
Settlement payments from plan assets	-	(34.9)
Remeasurement actuarial losses/(gains):
Arising from changes in demographic assumptions	(6.2)	-
Arising from changes in financial assumptions	1.3	7.0
Arising from experience adjustments	(0.5)	(1.9)
Effects of movements in exchange rates	(9.3)	3.0
Closing defined benefit obligation	$101.4	$115.3

The defined benefit obligation closing balance, by member group, is as follows:

	Dec. 31, 2024	Dec. 31, 2023
Active members	$88.4	$103.5
Deferred members	2.8	2.3
Retired members	10.2	9.5
Closing defined benefit obligation	$101.4	$115.3

Movements in the fair value of the pension plan assets in the current and previous years were as follows:

	Year ended
	Dec. 31, 2024	Dec. 31, 2023
Opening fair value of plan assets:	$106.0	$137.7
Interest income	4.6	6.0
Contributions from the employer	1.1	2.3
Employer direct benefit payments	1.3	1.1
Contributions from plan participants	0.1	-
Benefit payment from employer	(1.3)	(1.1)
Administrative expenses paid from plan assets	(0.1)	(0.1)
Benefits paid	(10.1)	(13.7)
Settlement payments from plan assets	-	(34.9)
Remeasurement adjustment:
Return on plan assets (excluding amounts included in net interest expense)	1.0	6.2
Effects of changes in foreign exchange rates	(8.4)	2.5
Closing fair value of plan assets	$94.2	$106.0

The amount included in the consolidated balance sheets arising from the entity's obligation in respect of its defined benefit plans is as follows:

	Dec. 31, 2024	Dec. 31, 2023
Present value of funded defined benefit obligation	$87.1	$100.0
Fair value of plan assets	(94.2)	(106.0)
Present value of unfunded defined benefit obligation	14.3	15.3
Net liability arising from defined benefit obligation	$7.2	$9.3

Reflected in the consolidated balance sheets as follows:

	Dec. 31, 2024	Dec. 31, 2023
Pension obligation - current (note 17)	$1.0	$3.3
Pension obligation - non-current	6.2	6.0
Total pension obligations	$7.2	$9.3

Pension expense is as follows:

	Dec. 31, 2024	Dec. 31, 2023
Service costs:
Current service cost	$4.7	$5.2
Past service cost	2.7	-
Curtailment	-	-
Loss on settlement	-	0.2
Total service cost	7.5	5.4
Net interest expense	0.2	0.3
Administration cost	0.1	0.1
Defined benefit pension expense	$7.8	$5.8

Defined contribution pension expense (note 7d)	$2.1	$0.7

Remeasurement on the net defined benefit liability:

	Dec. 31, 2024	Dec. 31, 2023
Return on plan assets (excluding amounts included in net interest expense)	$(1.0)	$(6.2)
Actuarial gain arising from changes in demographic assumptions	(6.2)	-
Actuarial loss arising from changes in financial assumptions	1.3	7.0
Actuarial gain arising from experience adjustments	(0.5)	(1.9)
Defined benefit gain related to remeasurement	$(6.4)	$(1.1)

Total pension cost	$3.5	$5.4

Pension amounts recognized include those directly related to production of inventory; such amounts are recognized initially as costs of inventory and are expensed in the consolidated statements of income within cost of sales upon sale of the inventory.

The current service cost, the interest cost and administration cost for the year are included in the employee benefits expense. The remeasurement of the net defined benefit liability is included in OCI.

The defined benefit pension plans typically expose Hudbay to actuarial risks such as: investment risk, interest rate risk, longevity risk and salary risk.

Investment risk

The present value of the liabilities for the defined benefit plans is calculated using a discount rate determined by reference to high quality corporate bond yields; if the return on plan assets is below this rate, it will create a plan deficit. Hudbay's primary quantitative investment objectives are maximization of the long term real rate of return, subject to an acceptable degree of investment risk and preservation of principal. Risk tolerance is established through consideration of several factors including past performance, current market condition and the funded status of the plan.

Interest risk	A decrease in the bond interest rate will increase the pension plan liabilities; however, this will be partially offset by an increase in the return on the plan's debt investments.
Longevity risk

The present value of the defined benefit plans liabilities is calculated by reference to the best estimate of the mortality of plan participants both during and after their employment. An increase in the life expectancy of the plan participants will increase the pension plans liabilities.

Salary risk

The present value of the defined benefit plans liabilities for some of the pension plans is calculated by reference to the future salaries of plan participants. As such, an increase in the salary of the plan participants will increase the plans' liabilities.

The principal assumptions used for the purposes of the actuarial valuations were as follows:

	2024	2023
Defined benefit cost:
Discount rate - benefit obligations	4.64%	5.22%
Discount rate - service cost	4.64%	5.27%
Expected rate of salary increase[1,3]	2.75%	3.50%

Average longevity at retirement age for current pensioners (years)[2] :
Males	20.5	20.4
Females	23.9	23.8
Defined benefit obligation:
Discount rate	4.66%	4.64%
Expected rate of salary increase[1,3]	2.75%	3.00%

Average longevity at retirement age for current pensioners (years)[2] :
Males	20.6	20.5
Females	24.0	23.9

Average longevity at retirement age for current employees (future pensioners) (years)[2] :
Males	22.5	22.4
Females	25.6	25.6
[1] Plus merit and promotional scale based on member's age
[2] Revised retirement pension plan only - CPM2014 Priv with MI-2017 projection scale with loading of 1.25 and 1.15 for males and females
[3]The defined benefit obligation rate of salary increase is 3.0% for 2024 and 2.75% thereafter. The defined benefit cost rate of salary increase is 3.5% for 2024 and 2.75% thereafter.

Hudbay reviews the assumptions used to measure pension costs (including the discount rate) on an annual basis. Economic and market conditions at the measurement date affect these assumptions from year to year. In determining the discount rate, Hudbay uses the cash flow approach.

Significant actuarial assumptions for the determination of the defined benefit obligation are discount rate, expected salary increase and mortality. The sensitivity analysis below has been determined based on reasonably possible changes of the respective assumptions occurring at the end of the reporting periods, while holding other assumptions constant:

- If the discount rate is 50 basis points higher (lower), the defined benefit obligation would decrease by $8.6 million (increase by $9.8 million).

- If the expected salary growth increases (decreases) by 1%, the defined benefit obligation would increase by $1.3 million (decrease $1.1 million).

- If the life expectancy increases (decreases) by one year for both men and women, the defined benefit obligation would increase by $0.9 million (decrease by $0.9 million).

The sensitivity analysis presented above may not be representative of the actual change in the defined benefit obligation as it is unlikely that the change in assumptions would occur in isolation of one another as some of the assumptions may be correlated.

Furthermore, in presenting the above sensitivity analysis, the present value of the defined benefit obligation has been calculated using the projected unit credit method at the end of the reporting period, which is the same as that applied in calculating the defined benefit obligation liability recognized in the consolidated balance sheets.

The Company's main pension plans are registered federally with the Office of the Superintendent of Financial Institution and with the Canada Revenue Agency. The registered pension plans are governed in accordance with the Pension Benefits Standards Act and the Income Tax Act. The sponsor contributes the amount needed to maintain adequate funding as dictated by the prevailing regulations.

Expected employer contribution to the pension plans for the fiscal year ending December 31, 2024 is $2.4 million.

The average duration of the pension obligation at December 31, 2024 is 18.7 years (2023 - 18.0 years). This number can be broken down as follows:

- Active members: 19.8 years (2023: 18.8 years)

- Deferred members: 17.8 years (2023: 19.2 years)

- Retired members: 9.4 years (2023: 9.0 years)

Asset-Liability-Matching studies are performed periodically to analyze the investment policies in terms of risk and-return profiles.

The pension plans do not invest directly in either securities or property/real estate of the Company.

With the exception of fixed income investments and certain equity instruments, the plan assets are actively managed by investment managers, with the goal of attaining returns that potentially outperform passively managed investments. Within appropriate limits, the actual composition of the invested funds may vary from the prescribed investment mix.

The following is a summary of the fair value classification levels for investment:

December 31, 2024	Level 1	Level 2	Level 3	Total
Investments:
Money market instruments	$1.1	$-	$-	$1.1
Pooled equity funds	33.0	-	-	33.0
Pooled fixed income funds	-	59.6	-	59.6
Alternative investment funds	-	-	-	-
Balanced funds	-	0.5	-	0.5
	$-	$60.1	$-	$94.2

December 31, 2023	Level 1	Level 2	Level 3	Total
Investments:
Money market instruments	$1.2	$-	$-	$1.2
Pooled equity funds	33.9	-	-	33.9
Pooled fixed income funds	-	69.9	-	69.9
Alternative investment funds	-	-	-	-
Balanced funds	-	0.1	-	0.1
	$35.1	$70.0	$-	$105.1